MARKETABLE SECURITIES (Table)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of summarizes the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities
The following table summarizes the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2016:

	December 31, 2016
	Amortized cost	Gross unrealized losses *)	Fair value

Corporate debentures	$32,734	$(154)	$32,580
U.S. Agencies debentures	2,457	(14)	2,443
Government treasuries	666	-	666

Total	$35,857	$(168)	$35,689

                         *) Less than one year

Schedule of summarizes the amortized cost and fair value of available-for-sale marketable securities
The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of ended December 31, 2016, by contractual years-to maturity:

	December 31, 2016
	Amortized cost	Fair value

Due within one year	$15,269	$15,246
Due between one and four years	20,588	20,443

	$35,857	$35,689